Liability in Respect of Warrants (Details) - Schedule of Fair Value of the Warrants	12 Months Ended
Jun. 26, 2024 $ / shares
Financial liabilities:
Expected volatility (%)	92.52%
Share price (in $) (in Dollars per share)	$ 0.85
Risk-free interest rate (%)	4.40%
Expected life (years)	5 years 3 months 18 days
Dividend yield (%)